Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts
Accrued payroll and welfare expenses	9,477,432	4,621,787
Income tax payable	1,932,895	6,277,598
Uncertain tax position liabilities	322,378
Other current liabilities	5,062,950	3,832,241
Non-current uncertain tax position liabilities	1,272,219	1,364,122
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	27,962,586	27,830,000
Ordinary shares, shares outstanding	27,962,586	27,830,000
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	171,725	418,441
Income tax payable		593,696
Uncertain tax position liabilities	322,378
Other current liabilities	121,485	4,992,527
Non-current uncertain tax position liabilities	$ 1,004,714	$ 1,364,122